Financial assets and liabilities - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Borrowings	$ 10,076	$ 10,232
Not later than one year
Financial assets and liabilities
Borrowings	2	8
Between one and two years
Financial assets and liabilities
Borrowings	1	8
Between two and five years
Financial assets and liabilities
Borrowings	1,154	3,512
Later than five years
Financial assets and liabilities
Borrowings	$ 8,919	$ 6,704